Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Total Revenues		¥ 2,814,361	¥ 2,663,659	¥ 2,508,043
Income before Income Taxes		469,975	392,178	509,447
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		2,097,360	2,006,639	1,943,954
Income before Income Taxes		359,520	219,720	326,799
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	263,090	258,792	232,487
Income before Income Taxes	[1]	25,947	73,179	94,759
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	453,911	398,228	331,602
Income before Income Taxes	[2]	¥ 84,508	¥ 99,279	¥ 87,889

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East